Employee benefits - Summary of Fair Value of Plan Assets Foreign Defined Benefit Plans (Detail) - Foreign Defined Benefit Plan [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 2,403	¥ 2,350
Equity securities	65	61
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	2,135	19,141
Corporate bonds	12,052	23,546
Asset-backed securities	61	63
Insurance contracts	19,401	129,084
Commingled funds	18,113	22,316
Real estate and other	2,757	2,230
Total	56,987	198,791
Quoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	2,403	2,350
Equity securities	65	61
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	0	0
Corporate bonds	0	0
Asset-backed securities	0	0
Insurance contracts	341	432
Commingled funds	0	0
Real estate and other	8	8
Total	2,817	2,851
Unquoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Equity securities	0	0
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	2,135	19,141
Corporate bonds	12,052	23,546
Asset-backed securities	61	63
Insurance contracts	19,060	128,652
Commingled funds	18,113	22,316
Real estate and other	2,749	2,222
Total	¥ 54,170	¥ 195,940